Events After the Reporting Period - Additional Information (Detail) - EUR (€) € in Millions	Jan. 12, 2026	Jun. 30, 2025	Apr. 09, 2024	Dec. 10, 2025
Disclosure of non-adjusting events after reporting period [line items]
Stock Repurchased During The Period Value		€ 40	€ 35
Major treasury share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchased during the period value authorized	€ 227			€ 400
Share repurchase value to meet obligation	27
Stock Repurchased During The Period Value	€ 200